FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value
Investments measured at fair value on a recurring basis which are held directly by the Plan are summarized below:

December 31, 2025	Level 1	Level 2	Level 3	Total
Investments at fair value:
Mutual Funds	$13,922,485	$—	$—	$13,922,485
Southside Bancshares, Inc. Common Stock	3,488,490	—	—	3,488,490
Collective Investment Trusts	52,073,092	—	—	52,073,092
Pooled Separate Accounts	7,862,671	—	—	7,862,671
Total investments at fair value	$77,346,738	$—	$—	$77,346,738

December 31, 2024	Level 1	Level 2	Level 3	Total
Investments at fair value:
Mutual Funds	$12,699,152	$—	$—	$12,699,152
Southside Bancshares, Inc. Common Stock	3,494,096	—	—	3,494,096
Collective Investment Trusts	42,446,588	—	—	42,446,588
Pooled Separate Accounts	7,044,078	—	—	7,044,078
Total investments at fair value	$65,683,914	$—	$—	$65,683,914